UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02864
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Pioneer Bond Fund
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(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Terrence J. Cullen
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  June 30

Date of reporting period:  July 1, 2014 to June 30, 2015

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Bond Fund

By (Signature and Title)  /s/ Lisa Jones
                         -------------------------
                         Lisa Jones, Chief Executive Officer
                         & President

Date  August 20, 2015

============================== Pioneer Bond Fund ===============================

MORGAN STANLEY MTG LN TR2004-2AR

Ticker:                      Security ID:  61748HMC2
Meeting Date: JUN 19, 2015   Meeting Type: Written Consent
Record Date:  FEB 24, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Support The Actions Described In     None      For          Management
      The Explanatory Memorandum

========== END NPX REPORT